Long-Term Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2021
Postemployment Benefits [Abstract]
Long-Term Employee Benefit Liabilities
17.    LONG-TERM EMPLOYEE BENEFIT LIABILITIES
Long-term employee benefit liabilities consist of:

	2021	2020
Defined benefit pension plans and other [a]	$196	$216
Termination and long-term service arrangements [b]	456	468
Retirement medical benefits plans [c]	26	29
Other long-term employee benefits	22	16

Long-term employee benefit obligations	$700	$729

[a]	Defined benefit pension plans
The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.
The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2021	2020
Projected benefit obligation
Discount rate	2.4%	2.1%
Rate of compensation increase	2.7%	2.4%

Net periodic benefit cost
Discount rate	2.3%	2.8%
Rate of compensation increase	2.6%	2.4%
Expected return on plan assets	4.1%	4.6%

Information about the Company’s defined benefit pension plans is as follows:

	2021	2020
Projected benefit obligation
Beginning of year	$731	$659
Current service cost	10	10
Interest cost	12	17
Actuarial (gains) losses and changes in actuarial assumptions	(37)	43
Benefits paid	(27)	(23)
Divestiture	11	—
Foreign exchange	(11)	25

End of year	689	731

Plan assets at fair value [i]
Beginning of year	517	478
Return on plan assets	25	42
Employer contributions	12	9
Benefits paid	(23)	(18)
Foreign exchange	1	6

End of year	532	517

Ending funded status – Plan deficit	$157	$214

Amounts recorded in the consolidated balance sheet
Non-current asset [note 12]	$(41)	$(4)
Current liability	2	2
Non-current liability	196	216

Net amount	$157	$214

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(112)	$(158)

Net periodic benefit cost
Current service cost	$10	$10
Interest cost	12	17
Return on plan assets	(21)	(21)
Actuarial losses	8	5

Net periodic benefit cost	$9	$11

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2021 and the target allocation for 2022 is as follows:

	2022	2021
Fixed income securities	55-80%	63%
Equity securities	25-50%	33%
Cash and cash equivalents	0-10%	4%

	100%	100%

Substantially all of the plan assets’ fair value has been determined using significant observable inputs [level 2] from indirect market prices on regulated financial exchanges.
The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.

[b]	Termination and long-term service arrangements
Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service.
The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long-term service benefit obligations and net periodic benefit cost are as follows:

	2021	2020
Discount rate	2.4%	2.1%
Rate of compensation increase	3.1%	3.1%

Information about the Company’s termination and long-term service arrangements is as follows:

	2021	2020
Projected benefit obligation
Beginning of year	$478	$446
Current service cost	23	32
Interest cost	9	8
Actuarial losses (gains) and changes in actuarial assumptions	10	(13)
Benefits paid	(23)	(27)
Foreign exchange	(30)	32

Ending funded status – Plan deficit	$467	$478

Amounts recorded in the consolidated balance sheet
Current liability	$11	$10
Non-current liability	456	468

Net amount	$467	$478

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(112)	$(106)

Net periodic benefit cost
Current service cost	$23	$32
Interest cost	9	8
Actuarial losses	4	6

Net periodic benefit cost	$36	$46

[c]	Retirement medical benefits plans
The Company sponsors a number of retirement medical plans which were assumed on certain acquisitions in prior years. These plans are frozen to new employees and incur no current service costs.
In addition, the Company sponsors a retirement medical benefits plan that was amended during 2009 such that substantially all employees retiring on or after August 1, 2009 no longer participate in the plan.
The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2021	2020
Retirement medical benefit obligations	2.8%	2.4%
Net periodic benefit cost	2.4%	3.1%
Health care cost inflation	6.4%	6.6%

Information about the Company’s retirement medical benefits plans are as follows:

	2021	2020
Projected benefit obligation
Beginning of year	$30	$29
Interest cost	1	1
Actuarial (gains) losses and changes in actuarial assumptions	(3)	1
Benefits paid	(1)	(1)

Ending funded status – Plan deficit	$27	$30

Amounts recorded in the consolidated balance sheet
Current liability	$1	$1
Non-current liability	26	29

Net amount	$27	$30

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial gains	10	6

Total accumulated other comprehensive income	$10	$6

Net periodic benefit cost
Interest cost	$1	$1
Actuarial gains	(1)	(1)

Net periodic benefit cost	$—	$—

[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total
Expected employer contributions - 2022	$13	$11	$1	$25

Expected benefit payments:
2022	$26	$11	$1	$38
2023	25	14	1	40
2024	26	17	1	44
2025	27	19	2	48
2026	29	25	2	56
Thereafter	162	131	8	301

	$295	$217	$15	$527